Fair value measurements - Items Other Than Those Recognized at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Short-term investments	$ 52,336	$ 249,984
Investments held-to-maturity	2,036,214	1,377,354
Other real estate owned	5,346	9,127
Carrying amount | Nonrecurring | Level 1
Financial assets
Cash due from banks	2,053,883	1,535,138
Short-term investments	52,336	249,984
Carrying amount | Nonrecurring | Level 2
Financial assets
Securities purchased under agreement to resell	27,341	178,769
Investments held-to-maturity	2,066,120	1,381,955
Loans, net of allowance for credit losses	4,043,889	3,776,862
Other real estate owned	5,346	9,127
Financial liabilities
Long-term debt	143,322	117,000
Carrying amount | Nonrecurring | Level 2 | Banks
Financial liabilities
Payable on demand	33,822	12,466
Carrying amount | Nonrecurring | Level 2 | Demand deposits | Customers
Financial liabilities
Payable on demand	7,449,843	7,813,654
Carrying amount | Nonrecurring | Level 2 | Term deposits | Customers
Financial liabilities
Payable on demand	1,968,576	1,710,338
Fair value | Nonrecurring | Level 1
Financial assets
Cash due from banks	2,053,883	1,535,138
Short-term investments	52,336	249,984
Fair value | Nonrecurring | Level 2
Financial assets
Securities purchased under agreement to resell	27,341	178,769
Investments held-to-maturity	2,036,214	1,377,354
Loans, net of allowance for credit losses	4,047,262	3,770,450
Other real estate owned	5,346	9,127
Financial liabilities
Long-term debt	146,261	118,321
Fair value | Nonrecurring | Level 2 | Banks
Financial liabilities
Payable on demand	33,822	12,466
Fair value | Nonrecurring | Level 2 | Demand deposits | Customers
Financial liabilities
Payable on demand	7,449,843	7,813,654
Fair value | Nonrecurring | Level 2 | Term deposits | Customers
Financial liabilities
Payable on demand	1,970,004	1,710,223
Appreciation / (depreciation) | Nonrecurring | Level 1
Financial assets
Cash due from banks	0	0
Short-term investments	0	0
Appreciation / (depreciation) | Nonrecurring | Level 2
Financial assets
Securities purchased under agreement to resell	0	0
Investments held-to-maturity	(29,906)	(4,601)
Loans, net of allowance for credit losses	3,373	(6,412)
Other real estate owned	0	0
Financial liabilities
Long-term debt	(2,939)	(1,321)
Appreciation / (depreciation) | Nonrecurring | Level 2 | Banks
Financial liabilities
Payable on demand	0	0
Appreciation / (depreciation) | Nonrecurring | Level 2 | Demand deposits | Customers
Financial liabilities
Payable on demand	0	0
Appreciation / (depreciation) | Nonrecurring | Level 2 | Term deposits | Customers
Financial liabilities
Payable on demand	$ (1,428)	$ 115